DWS Money Market Prime Series Fees and Expenses - ClassACS [Member] - DWS Money Market Prime Series	Jul. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about discounts and waivers is available from your financial representative and in Choosing a Share Class (p. 15), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 34) and Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.31%, 0.28% and 0.35% for Class A, Class C and Class S, respectively, had proxy expenses been included.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES  <br/>(expenses that you pay each year as a % of the value of your investment)
Expense Footnotes [Text Block]	The Advisor has contractually agreed through November 30, 2026 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.85% and 0.57% for Class A and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A and Class S) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your shares: